Group assets and liabilities - measurement (Tables)	6 Months Ended
Jun. 30, 2019
Financial instruments
Schedule of reconciliation of movements in level 3 financial instruments measured at fair value

	Half year 2019 £m
							Net asset
							value
							attributable
		Equity					to unit
		securities		Other		Borrowings	holders of
		and		investments		attributable	consolidated
		portfolio		(including		to with-	unit trusts	Other
Reconciliation of movements in level 3 assets		holdings in	Debt	derivative	Derivative	profits	and similar	financial
and liabilities measured at fair value	Loans	unit trusts	securities	assets)	liabilities	businesses	funds	liabilities	Total
At 1 January 2019	4,753	515	1,182	5,272	(423)	(1,606)	(988)	(3,404)	5,301
Reclassification to held for distribution	(1,970)	(345)	(1,177)	(4,333)	—	1,606	988	355	(4,876)
Total gains (losses) in income statement:
Net realised gains (losses)	91	—	5	(25)	—	—	—	(94)	(23)
Net unrealised gains (losses) on financial instruments held at the end of period	—	(2)	—	40	(15)	—	—	(14)	9
Total gains (losses) recorded in other comprehensive income	4	—	1	(5)	(17)	—	—	(11)	(28)
Purchases	—	2	—	127	—	—	—	—	129
Sales	—	—	(5)	(114)	—	—	—	—	(119)
Issues	26	—	—	—	—	—	—	(35)	(9)
Settlements	(105)	—	—	—	—	—	—	122	17
At 30 June 2019	2,799	170	6	962	(455)	—	—	(3,081)	401

	Full year 2018 £m
							Net asset
							value
							attributable
		Equity					to unit
		securities		Other		Borrowings	holders of
		and		investments		attributable	consolidated
		portfolio		(including		to with-	unit trusts	Other
Reconciliation of movements in level 3 assets		holdings in	Debt	derivative	Derivative	profits	and similar	financial
and liabilities measured at fair value	Loans	unit trusts	securities	assets)	liabilities	businesses	funds	liabilities	Total
At 1 January 2018	4,837	371	654	4,424	(512)	(1,887)	(413)	(3,031)	4,443
Total gains (losses) in income statement:
Net realised gains (losses)	(7)	—	9	35	—	—	—	(1)	36
Net unrealised gains (losses) on financial instruments held at the end of the year	(71)	38	(16)	370	27	(23)	67	6	398
Total gains (losses) recorded in other comprehensive income	162	8	—	54	(1)	—	31	(170)	84
Purchases	62	125	666	1,202	—	—	—	—	2,055
Sales	(178)	(35)	(131)	(813)	—	—	—	—	(1,157)
Issues	279	—	—	—	—	—	(697)	(481)	(899)
Settlements	(331)	—	—	—	—	304	57	273	303
Transfers into level 3	—	8	—	—	—	—	—	—	8
Transfers out of level 3	—	—	—	—	63	—	(33)	—	30
At 31 December 2018	4,753	515	1,182	5,272	(423)	(1,606)	(988)	(3,404)	5,301

*  Includes distributions to third-party investors by subsidiaries held by the UK with-profits funds for investment purposes. These distributions vary period to period depending on the maturity of the subsidiaries and the gains realised by those entities in the period.

At fair value
Financial instruments
Schedule of fair value of assets and liabilities

	30 Jun 2019 £m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
Analysis of financial investments, net of derivative liabilities	in active	observable	unobservable
by business type from continuing operations	markets	market inputs	market inputs	Total
With-profits
Loans	—	—	—	—
Equity securities and portfolio holdings in unit trusts	19,318	1,906	153	21,377
Debt securities	28,964	3,093	6	32,063
Other investments (including derivative assets)	107	81	—	188
Derivative liabilities	(34)	(11)	—	(45)
Total financial investments, net of derivative liabilities	48,355	5,069	159	53,583
Percentage of total (%)	90%	10%	0%	100%
Unit-linked and variable annuity separate account
Equity securities and portfolio holdings in unit trusts	159,462	230	—	159,692
Debt securities	2,840	763	—	3,603
Other investments (including derivative assets)	—	—	—	—
Derivative liabilities	(11)	(6)	—	(17)
Total financial investments, net of derivative liabilities	162,291	987	—	163,278
Percentage of total (%)	99%	1%	0%	100%
Non-linked shareholder-backed
Loans	—	—	2,799	2,799
Equity securities and portfolio holdings in unit trusts	2,580	4	17	2,601
Debt securities	16,726	47,283	—	64,009
Other investments (including derivative assets)	42	988	962	1,992
Derivative liabilities	(7)	(513)	(455)	(975)
Total financial investments, net of derivative liabilities	19,341	47,762	3,323	70,426
Percentage of total (%)	27%	68%	5%	100%

Group total analysis, including other financial liabilities held at fair value from continuing operations
Loans	—	—	2,799	2,799
Equity securities and portfolio holdings in unit trusts	181,360	2,140	170	183,670
Debt securities	48,530	51,139	6	99,675
Other investments (including derivative assets)	149	1,069	962	2,180
Derivative liabilities	(52)	(530)	(455)	(1,037)
Total financial investments, net of derivative liabilities	229,987	53,818	3,482	287,287
Investment contract liabilities without discretionary participation features held at fair value	—	(666)	—	(666)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(3,482)	—	—	(3,482)
Other financial liabilities held at fair value	—	(5)	(3,081)	(3,086)
Total financial instruments at fair value	226,505	53,147	401	280,053
Percentage of total (%)	81%	19%	0%	100%

	31 Dec 2018 £m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
Analysis of financial investments, net of derivative	in active	observable	unobservable
liabilities by business type	markets	market inputs	market inputs	Total
With-profits
Loans	—	—	1,703	1,703
Equity securities and portfolio holdings in unit trusts	52,320	5,447	488	58,255
Debt securities	31,210	48,981	811	81,002
Other investments (including derivative assets)	143	3,263	4,325	7,731
Derivative liabilities	(85)	(1,231)	—	(1,316)
Total financial investments, net of derivative liabilities	83,588	56,460	7,327	147,375
Percentage of total (%)	57%	38%	5%	100%
Unit-linked and variable annuity separate account
Equity securities and portfolio holdings in unit trusts	152,987	505	9	153,501
Debt securities	4,766	9,727	—	14,493
Other investments (including derivative assets)	6	3	6	15
Derivative liabilities	(2)	(3)	—	(5)
Total financial investments, net of derivative liabilities	157,757	10,232	15	168,004
Percentage of total (%)	94%	6%	0%	100%
Non-linked shareholder-backed
Loans	—	—	3,050	3,050
Equity securities and portfolio holdings in unit trusts	2,957	2	18	2,977
Debt securities	17,687	61,803	371	79,861
Other investments (including derivative assets)	61	1,258	941	2,260
Derivative liabilities	(2)	(1,760)	(423)	(2,185)
Total financial investments, net of derivative liabilities	20,703	61,303	3,957	85,963
Percentage of total (%)	24%	71%	5%	100%

Group total analysis, including other financial liabilities held at fair value
Loans	—	—	4,753	4,753
Equity securities and portfolio holdings in unit trusts	208,264	5,954	515	214,733
Debt securities	53,663	120,511	1,182	175,356
Other investments (including derivative assets)	210	4,524	5,272	10,006
Derivative liabilities	(89)	(2,994)	(423)	(3,506)
Total financial investments, net of derivative liabilities	262,048	127,995	11,299	401,342
Investment contract liabilities without discretionary participation features held at fair value	—	(16,054)	—	(16,054)
Borrowings attributable to with-profits businesses	—	—	(1,606)	(1,606)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(6,852)	(3,811)	(988)	(11,651)
Other financial liabilities held at fair value	—	(2)	(3,404)	(3,406)
Total financial instruments at fair value	255,196	108,128	5,301	368,625
Percentage of total (%)	70%	29%	1%	100%

Analysed as:
Total from continuing operations
With-profits	39,191	3,928	159	43,278
Unit-linked and variable annuity separate account	143,556	(64)	—	143,492
Non-linked shareholder-backed	16,549	43,948	266	60,763
	199,296	47,812	425	247,533
Percentage of total continuing operations (%)	81%	19%	0%	100%

Total from discontinued UK and Europe operations*	55,900	60,316	4,876	121,092
Percentage of total discontinued operations (%)	46%	50%	4%	100%
*	Classified as discontinued operations at 30 June 2019 (as described in note A2).

Fair value of instruments not measured at fair value
Financial instruments
Schedule of fair value of assets and liabilities

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value, excluding those held for distribution. Cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities are excluded from the analysis below, as these are carried at amortised cost, which approximates fair value.

	2019 £m		2018 £m
	30 Jun		31 Dec
	Carrying	Fair	Carrying	Fair
	value	value	value	value
Assets
Loans	9,714	10,010	13,257	13,666
Liabilities
Investment contract liabilities without discretionary participation features	(3,132)	(3,140)	(3,168)	(3,157)
Core structural borrowings of shareholder-financed businesses	(7,441)	(8,052)	(7,664)	(7,847)
Operational borrowings (excluding lease liabilities) attributable to shareholder-financed businesses	(1,435)	(1,435)	(998)	(998)
Borrowings (excluding lease liabilities) attributable to the with-profits funds	(25)	(24)	(2,334)	(2,103)
Obligations under funding, securities lending and sale and repurchase agreements	(6,756)	(6,890)	(6,989)	(7,008)
Total financial instruments carried at amortised cost	(9,075)	(9,531)	(7,896)	(7,447)

Analysed as:
Total from continuing operations			(7,848)	(8,040)
Total from discontinued UK and Europe operations*			(48)	593
			(7,896)	(7,447)

*	Classified as discontinued operations at 30 June 2019 (as described in note A2).